Vessels, net - Additional information (Details) $ in Thousands	3 Months Ended				8 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	Mar. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 09, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 16, 2016 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 19, 2017 USD ($)	May 15, 2017 USD ($)	Apr. 27, 2017 USD ($)	Apr. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 24, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 10, 2017 USD ($)	Oct. 26, 2016 USD ($)	Oct. 18, 2016 USD ($)	Oct. 05, 2016 USD ($)	Sep. 27, 2016 USD ($)	Aug. 22, 2016 USD ($)	Nov. 02, 2015 USD ($)	Apr. 30, 2015 USD ($)
Carrying amount									$ 749,088	$ 95,550
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other									4,125	(106,343)	$ (1,057,116)
Gain/ (Loss) from common control transaction									440	$ (195)
Vessels, net
Interest Costs Capitalized									2,426
Capitalized expenses									$ 8,834
Secured Credit Facility at February 14, 2012
Cash prepayment		$ 15,000
Vilamoura, Lipari, Petalidi and Bordeira | Ten Memoranda of Agreements
Number of vessels																											4
Vessels total sale price																											$ 245,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreements
Number of vessels																											6
Vessels total sale price																											$ 291,000
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels																											10
Vessels total sale price																											$ 536,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other											(56,631)
Petalidi Suezmax tanker
Disposal Date									Jul. 16, 2015
Bordeira Suezmax tanker
Disposal Date									Jul. 21, 2015
Lipari Suezmax tanker
Disposal Date									Jul. 24, 2015
Belmar Aframax tanker
Disposal Date									Jul. 27, 2015
Saga Aframax tanker
Disposal Date									Aug. 06, 2015
Mareta Aframax tanker
Disposal Date									Aug. 07, 2015
Vilamoura Suezmax tanker
Disposal Date									Aug. 19, 2015
Calida Aframax tanker
Disposal Date									Aug. 25, 2015
Daytona Aframax tanker
Disposal Date									Sep. 10, 2015
Alicante Tanker
Disposal Date									Oct. 29, 2015
14 vessel owning companies (10 Capesize bulk carriers, 4 Panamax bulk carriers) and 3 Capesize bulk carriers
Number of vessels					17
Vessels total sale price					$ 377,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other											(375,090)
14 vessel owning companies (10 Capesize bulk carriers, 4 Panamax bulk carriers) and 3 Capesize bulk carriers | Beneficially Owned Companies
Debt assumed					$ 236,716
Mystic Capesize bulk carrier
Disposal Date									Sep. 17, 2015
Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena
Number of vessels									10
Disposal Date									Oct. 13, 2015
Capri Capesize bulk carrier
Disposal Date									Sep. 22, 2015
Manasota Capesize bulk carrier
Disposal Date									Oct. 01, 2015
Alameda Capesize bulk carrier
Disposal Date									Dec. 11, 2015
Rangiroa, Negonego and Fakarava
Number of vessels										3
Disposal Date									Mar. 31, 2016
Vessels total sale price			$ 70,000
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other										$ (23,018)
Amount tranferred to the new owners		$ 12,060
Rangiroa, Negonego and Fakarava | Beneficially Owned Companies
Debt assumed			$ 102,070
One of its drybulk vessels
Carrying amount				$ 95,937							95,937
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other											$ (83,937)
20 Panamax and 2 Supramax bulk carriers
Number of vessels				22							22
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other											$ (422,404)
Byron and Galveston Supramax Vessels
Number of vessels																										2
Vessels total sale price																										$ 12,300
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other											(6,035)
Byron Supramax Vessel
Disposal Date									Nov. 25, 2015
Galveston Supramax Vessel
Disposal Date									Nov. 30, 2015
Coronado Panamax vessel
Disposal Date									Sep. 09, 2016
Vessels total sale price																									$ 4,250
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other										1,084
Oregon Panamax vessel
Disposal Date									Sep. 21, 2016
Vessels total sale price							$ 4,675
Amount tranferred to the new owners							$ 7,825
Gain/ (Loss) from common control transaction										281
Ocean Crystal Panamax vessel
Disposal Date									Nov. 07, 2016
Vessels total sale price																								$ 3,720
Sonoma Panamax vessel
Disposal Date									Nov. 15, 2016
Vessels total sale price																							$ 3,950
Sorrento Panamax vessel
Disposal Date									Nov. 22, 2016
Vessels total sale price																						$ 6,700
Ocean Crystal, Sonoma and Sorreto Panamax vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other						$ 3,020				(641)
Vessels held for sale
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	$ (18,266)			$ (113,019)						(13,395)	$ (967,144)
Offshore Support Vessels
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other										$ (65,712)
Drybulk Carrier Vessels
Number of vessels										13
Gain on reclassification of vessels										$ 1,851
Amalfi, Galveston and Samatan
Disposal Date									Oct. 31, 2016
Vessels total sale price																					$ 15,000
Amount tranferred to the new owners								$ 58,619
Gain/ (Loss) from common control transaction										$ (476)
Aframax tanker under construction Balla
Delivery Date									April 27, 2017
Purchase price																				$ 44,500
Second hand Very Large Crude Carrier Shiraga
Delivery Date									June 9, 2017
Purchase price																			$ 57,000
Second hand Aframax Tanker Stamos
Delivery Date									May 15, 2017
Purchase price																		$ 29,000
Marini, Morandi, Bacon and Judd
Purchase price																	$ 120,540
Second-hand Newcastle drybulk vessel Marini
Delivery Date									May 2, 2017
Second-hand Newcastle drybulk vessel Morandi
Delivery Date									July 5, 2017
Second-hand Newcastle drybulk vessel Bacon
Delivery Date									July 6, 2017
Fair value of below market acquired time charters									$ 0
Second-hand Newcastle drybulk vessel Judd
Delivery Date									July 13, 2017
Fair value of below market acquired time charters									$ 516
Kelly, Matisse and Valadon drybulk vessels
Number of vessels																3
Purchase price																$ 71,000
Kamsarmax Drybulk secondhand vessel Valadon
Delivery Date									May 17, 2017
Kamsarmax Drybulk secondhand vessel Matisse
Delivery Date									June 1, 2017
Kamsarmax Drybulk vessel Kelly
Delivery Date									June 14, 2017
Secondhand Kamsarmax drybulk carrier Nasaka
Delivery Date									May 10, 2017
Purchase price															$ 22,000
Second hand Kamsarmax drybulk vessel Castellani
Delivery Date									June 6, 2017
Purchase price														$ 23,500
Suezmax newbuilding vessel Samsara
Delivery Date									May 19, 2017
Gain/ (Loss) from common control transaction									$ 440
Date of agreement									May 24, 2017
Time Charter Agreement Duration									5 years
Purchase price													$ 64,000
Panamax vessel Ecola
Delivery Date									Dec. 29, 2017
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other									$ 4,425
Purchase price												$ 8,500